Related Party Disclosures - Annual remuneration and related compensation costs recognized as expense (Details)	6 Months Ended
	Jun. 30, 2022 EUR (€) shares	Jun. 30, 2021 EUR (€) shares
Related Party Disclosures
Short-term employee benefits	€ 1,640,000	€ 1,697,000
Share-based payment remuneration: - Legacy ESOP (2022: 4,175,163 options; 2021: 5,933,989 options)	2,734,000	7,107,000
Share-based payment remuneration: - Modified ESOP for executives (2022: 1,801,681; 2021: Nil)	1,705,000
Share-based payment remuneration: - RSU (2022: 1,208,599; 2021: Nil)	1,676,000
Share-based payment remuneration: - Stock options (2022: 7,316,538; 2021: Nil)	4,220,000
Share-based payment remuneration: - Success fees	(1,270,000)	1,506,000
Total	€ 10,705,000	€ 10,310,000
Sharebased payment,stock option	4,175,163	5,933,989
Modified ESOP for executives in shares | shares	1,801,681	0
RSU (in Shares) | shares	1,208,599	0
Stock options in shares | shares	7,316,538	0